Income Tax Expense - Schedule of Reconciliation of Tax Expense and Profit Before Tax (Details) - Hong Kong, Dollars - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Tax Expense and Profit Before Tax [Line Items]
Profit before tax	$ 55,217	$ 157,697	$ 173,871
Tax at statutory tax rate of domestic income tax rate	13,804	26,020	28,689
Tax effect of foreign tax jurisdictions	(40)	108	34
Tax effect of two-tiered profit tax rate		(21)	(21)
Tax effect of non-taxable income	(24,150)	(31,954)	(15,604)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	(1,076)	(1,412)	(2,591)
Tax effect of non-deductible expenses	9,776	4,743	2,265
Tax effect of unrecognized temporary difference			(1)
Overprovision in prior year		(800)
Tax effect of tax loss not recognized	2,515	6,637
Utilization of tax losses previously not recognized	(58)		(7)
Withholding tax on the dividend income	868	993	641
Income tax expense	$ 1,639	$ 4,314	$ 13,405